Cover Page	Oct. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	ALLIANT ENERGY CORP
Entity Central Index Key	0000352541
Amendment Flag	false
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	4902 N. Biltmore Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53718
City Area Code	608
Local Phone Number	458-3311
Entity File Number	1-9894
Entity Tax Identification Number	39-1380265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	LNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
IPL [Member]
Entity Information [Line Items]
Entity Registrant Name	INTERSTATE POWER & LIGHT CO
Entity Central Index Key	0000052485
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	Alliant Energy Tower
Entity Address, City or Town	Cedar Rapids
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52401
City Area Code	319
Local Phone Number	786-4411
Entity File Number	1-4117
Entity Tax Identification Number	42-0331370
Entity Emerging Growth Company	false
WPL [Member]
Entity Information [Line Items]
Entity Registrant Name	WISCONSIN POWER & LIGHT CO
Entity Central Index Key	0000107832
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	4902 N. Biltmore Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53718
City Area Code	608
Local Phone Number	458-3311
Entity File Number	0-337
Entity Tax Identification Number	39-0714890
Entity Emerging Growth Company	false